Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2017
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Clearwater Core Equity Fund | Clearwater Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVPX
Clearwater Small Companies Fund | Clearwater Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVOX
Clearwater Tax-Exempt Bond Fund | Clearwater Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QWVQX
Clearwater International Fund | Clearwater International Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCVAX